SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 26, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

OPERATIONS

We are a holding company whose subsidiaries supply wood, wood composite and other products to three markets: retail, construction and industrial. Founded in 1955, we are headquartered in Grand Rapids, Michigan, with affiliates throughout North America, Europe, Asia and Australia.

On April 22, 2020, the shareholders approved changing the name of the Company from Universal Forest Products, Inc., to UFP Industries, Inc.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include our accounts and those of our wholly-owned and majority-owned subsidiaries and partnerships. In addition, we consolidate any entity which we own 50% or more and exercise control. Intercompany transactions and balances have been eliminated.

NONCONTROLLING INTEREST IN SUBSIDIARIES

Noncontrolling interest in results of operations of consolidated subsidiaries represents the noncontrolling shareholders’ share of the income or loss of various consolidated subsidiaries. The noncontrolling interest reflects the original investment by these noncontrolling shareholders combined with their proportional share of the earnings or losses of these subsidiaries, net of distributions paid.

FISCAL YEAR

Our fiscal year is a 52 or 53 week period, ending on the last Saturday of December. Unless otherwise stated, references to 2020, 2019, and 2018 relate to the fiscal years ended December 26, 2020, December 28, 2019, and December 29, 2018, respectively. Fiscal years 2020, 2019, and 2018 were comprised of 52 weeks.

FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

We follow ASC Topic 820, Fair Value Measurements and Disclosures, which provides a consistent definition of fair value, focuses on exit price, prioritizes the use of market-based inputs over entity-specific inputs for measuring fair value and establishes a three-tier hierarchy for fair value measurements. This topic requires fair value measurements to be classified and disclosed in one of the following three categories:

●	Level 1 — Financial instruments with unadjusted, quoted prices listed on active market exchanges.
●	Level 2 — Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over-the-counter traded financial instruments. Financial instrument values are determined using prices for recently traded financial instruments with similar underlying terms and direct or indirect observational inputs, such as interest rates and yield curves at commonly quoted intervals.
●	Level 3 — Financial instruments not actively traded on a market exchange and there is little, if any, market activity. Values are determined using significant unobservable inputs or valuation techniques.

Our investment portfolio includes restricted investments within our wholly-owned subsidiary, Ardellis Insurance Ltd. There are $17.6 million of restricted investments recorded as of December 26, 2020.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of cash and highly liquid investments purchased with an original maturity of three months or less.

INVESTMENTS

Investments are deemed to be "available for sale" and are, accordingly, carried at fair value being the quoted market value.

ACCOUNTS RECEIVABLE AND ALLOWANCES

We perform periodic credit evaluations of our customers and generally do not require collateral. Accounts receivable are due under a range of terms we offer to our customers. Discounts are offered, in most instances, as an incentive for early payment.

We base our allowances related to receivables on historical credit and collections experience, reasonable and supportable forecasts, and the specific identification of other potential problems, including the general economic climate. Actual collections can differ, requiring adjustments to the allowances. Individual accounts receivable balances are evaluated on a monthly basis, and those balances considered uncollectible are charged to the allowance.

The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 26, 2020:
Allowance for possible losses on accounts receivable	$4,440	$48,954	$(48,765)	$4,629
Year Ended December 28, 2019:
Allowance for possible losses on accounts receivable	$2,601	$39,481	$(37,642)	$4,440
Year Ended December 29, 2018:
Allowance for possible losses on accounts receivable	$2,424	$38,963	$(38,786)	$2,601
*	Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

We record estimated sales returns, discounts, and other applicable adjustments as a reduction of net sales in the same period revenue is recognized.

Accounts receivable retainage amounts related to long term construction contracts totaled $8.7 million and $7.4 million as of December 26, 2020 and December 28, 2019, respectively. All amounts are expected to be collected within 18 months. Concentration of accounts receivable related to our largest customer totaled $77.5 million and $42.8 million as of December 26, 2020 and December 28, 2019, respectively.

In June 2016, the FASB issued ASU 2016-13, Financial Instrument-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (ASU 2016-13), which changes the current incurred loss model to a forward looking expected credit loss model for most financial assets, such as trade and other receivables, loans and other instruments. The ASU is effective for fiscal years beginning after December 15, 2019. Entities are required to apply the provisions of the standard through a cumulative-effect adjustment to retained earnings as of effective date. We have adopted the new standard as of the beginning of our fiscal year and have concluded the standard does not have a material impact on our consolidated financial statements and disclosures, accounting processes, and internal controls.

INVENTORIES

Inventories are stated at the lower of cost or market. The cost of inventories includes raw materials, direct labor, and manufacturing overhead. Cost is determined on a weighted average basis. Raw materials consist primarily of unfinished wood products and other materials expected to be manufactured or treated prior to sale, while finished goods represent various manufactured and treated wood products ready for sale. We have inventory on consignment at customer locations valued at $20.8 million as of December 26, 2020 and $20.2 million as of December 28, 2019.

PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment are stated at cost. Expenditures for renewals and betterments are capitalized, and maintenance and repairs are expensed as incurred. Amortization of assets held under finance leases is included in depreciation and amortized over the shorter of the estimated useful life of the asset or the lease term. Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets as follows:

Land improvements	5 to 15 years
Buildings and improvements	10 to 32 years
Machinery, equipment and office furniture	2 to 20 years

Software costs are included in machinery and equipment on the balance sheet with gross amounts and accumulated amortization totaling $5.5 million and $4.9 million as of December 26, 2020, and $6.1 million and $5.2 million as of December 28, 2019, respectively.

LONG-LIVED ASSETS

In accordance with ASC 360, Property, Plant, and Equipment (“ASC 360”), when an indicator of potential impairment exists, we evaluate the recoverability of our long-lived assets by determining whether unamortized balances could be recovered through undiscounted future operating cash flows over the remaining lives of the assets. If the sum of the expected future cash flows was less than the carrying value of the assets, an impairment loss would be recognized for the excess of the carrying value over the fair value.

GOODWILL

Goodwill represents the excess of the purchase price over the fair value of net tangible and identifiable intangible assets of acquired businesses. Goodwill and intangible assets deemed to have indefinite lives are not amortized and are subject to impairment tests at least annually in accordance with ASC 350, Intangibles-Goodwill and Other. We review the carrying amounts of goodwill and other non-amortizable intangibles by reporting unit to determine if such assets may be impaired. In the fourth quarter of 2020, we recorded a non-cash goodwill impairment charge of $11.5 million related to the commercial reporting unit within our construction segment. Refer to Note D, Goodwill and Other Intangible Assets, in the notes to the consolidated financial statements for additional information related to the impairment of this goodwill. As of the date of the most recent goodwill impairment test, which utilized data and assumptions as of September 26, 2020, all other reporting units had a fair value that was substantially in excess of the carrying value. We believe we have sufficient available information, both current and historical, to support our assumptions, judgments and estimates used in the goodwill impairment test.

Our annual testing date for evaluating goodwill and indefinite-lived intangible asset impairment is the first day of our fourth fiscal quarter for all reporting units. Additionally, we review various triggering events throughout the year to ensure that a mid-year impairment analysis is not required.

FOREIGN CURRENCY

Our foreign operations use the local currency as their functional currency. Accordingly, assets and liabilities are translated at exchange rates as of the balance sheet date and revenues and expenses are translated using weighted average rates, with translation adjustments included as a separate component of shareholders’ equity. Gains and losses arising from re-measuring foreign currency transactions are included in earnings.

INSURANCE RESERVES

Our wholly-owned insurance company, Ardellis Insurance Ltd.(“Ardellis”), was incorporated on April 21, 2001 under the laws of Bermuda and is licensed as a Class 3A insurer under the Insurance Act 1978 of Bermuda.  On April 14, 2017 the U.S. Branch of Ardellis Insurance Ltd. was granted its Certificate of Authority to transact property and casualty insurance lines as an admitted carrier in the State of Michigan.

We are primarily self-insured for certain employee health benefits, and have self-funded retentions for general liability, automobile liability, property and workers’ compensation. We are fully self-insured for environmental liabilities. The general liability, automobile liability, property, workers’ compensation, and certain environmental liabilities are managed through Ardellis; the related assets and liabilities of which are included in the consolidated financial statements as of December 26, 2020 and December 28, 2019. Our policy is to accrue amounts equal to actuarially determined or internally computed liabilities. The actuarial and internal valuations are based on historical information along with certain assumptions about future events. Changes in assumptions for such matters as legal actions, medical cost trends, and changes in claims experience could cause these estimates to change in the future.

In addition to providing coverage for the Company, Ardellis provides Excess Loss Insurance (primarily medical and prescription drug) to certain third parties. As of December 26, 2020, Ardellis had 45 such contracts in place. Reserves associated with these contracts were $4.5 million at December 26, 2020 and $5.7 million at December 28, 2019 and are accrued based on third party actuarial valuations of the expected future liabilities.

INCOME TAXES

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future. Such deferred income tax asset and liability computations are based on enacted tax laws and rates. Valuation allowances are established when necessary to reduce deferred income tax assets to the amounts expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred income tax assets and liabilities.

REVENUE RECOGNITION

Within the three primary segments (Retail, Industrial, and Construction) that the Company operates, there are a variety of written agreements governing the sale of our products and services. The transaction price is stated at the purchase order level, which includes shipping and/or freight costs and any applicable governmental authority taxes. The majority of our contracts have a single performance obligation concentrated around the delivery of goods to the carrier, Free On Board (FOB) shipping point. Therefore, revenue is recognized when this performance obligation is satisfied. Generally, title and control passes at the time of shipment. In certain circumstances, the customer takes title when the shipment arrives at the destination. However, our shipping process is typically completed the same day.

Certain customer products that we provide require installation by the Company or a 3rd party. Installation revenue is recognized upon completion. If we use a 3rd party for installation, the party will act as an agent to us until completion of the installation. Installation revenue represents an immaterial share of our total net sales.

We utilize rebates, credits, discounts and/or cash-based incentives with certain customers which are accounted for as variable consideration. We estimate these amounts based on the expected amount to be provided to customers and reduce revenues recognized. We believe that there will not be significant changes to our estimates of variable consideration. The allocation of these costs are applied at the invoice level and recognized in conjunction with revenue. Additionally, returns and refunds are estimated on a historical and expected basis which is a reduction of revenue recognized.

Earnings on construction contracts are reflected in operations using over time accounting, under either cost to cost or units of delivery methods, depending on the nature of the business at individual operations, which is in accordance with ASC 606 as revenue is recognized when certain performance obligations are performed. Under over time accounting using the cost to cost method, revenues and related earnings on construction contracts are measured by the relationships of actual costs incurred related to the total estimated costs. Under over time accounting using the units of delivery method, revenues and related earnings on construction contracts are measured by the relationships of actual units produced related to the total number of units. Revisions in earnings estimates on the construction contracts are recorded in the accounting period in which the basis for such revisions becomes known. Projected losses on individual contracts are charged to operations in their entirety when such losses become apparent.

Our construction contracts are generally entered into with a fixed price and completion of the projects can range from 6 to 18 months in duration. Therefore, our operating results are impacted by, among many other things, labor rates and commodity costs. During the year, we update our estimated costs to complete our projects using current labor and commodity costs and recognize losses to the extent that they exist.

The following table presents our net sales disaggregated by revenue source:

(in thousands)	December 26,	December 28,
	2020	2019	% Change
FOB Shipping Point Revenue	$5,025,895	$4,272,583	17.6%
Construction Contract Revenue	128,103	143,426	(10.7)%
Total Net Sales	$5,153,998	$4,416,009	16.7%

The Construction segment comprises the construction contract revenue shown above. Construction contract revenue is primarily made up of site-built and framing customers.

The following table presents the balances of over time accounting accounts on December 26, 2020 and December 28, 2019 which are included in “Other current assets” and “Accrued liabilities: Other”, respectively (in thousands):

	December 26,	December 28,
	2020	2019
Cost and Earnings in Excess of Billings	$4,169	$4,690
Billings in Excess of Cost and Earnings	11,530	6,622

SHIPPING AND HANDLING OF PRODUCT

Shipping and handling costs that are charged to and reimbursed by the customer are recognized as revenue. Costs incurred related to the shipment and handling of products are classified in cost of goods sold.

SHARE-BASED COMPENSATION

We account for share-based awards in accordance with ASC Topic 718, Compensation – Stock Compensation (“ASC 718”), which requires recognition of share-based compensation costs in financial statements based on fair value. Compensation cost is recognized over the period during which an employee is required to provide services in exchange for the award (the requisite service period). Forfeitures are recognized as they occur.

EARNINGS PER SHARE

Earnings per share (“EPS”) is computed using the two-class method. The two-class method determines EPS for each class of common stock and participating securities according to dividends and their respective participation rights in undistributed earnings. Participating securities include non-vested shares of restricted stock in which the participants have non-forfeitable rights to dividends during the performance period. EPS, basic and diluted, is calculated by dividing net earnings attributable to controlling interest, net of applicable taxes, by the weighted average number of shares of common stock outstanding for the period. The computation of EPS is as follows (in thousands):

	December 26,	December 28,	December 29,
	2020	2019	2018
Numerator:
Net earnings attributable to controlling interest	$246,778	$179,650	$148,598
Adjustment for earnings allocated to non-vested restricted common stock	(6,903)	(4,496)	(3,396)
Net earnings for calculating EPS	$239,875	$175,154	$145,202
Denominator:
Weighted average shares outstanding	61,632	61,649	61,762
Adjustment for non-vested restricted common stock	(1,724)	(1,543)	(1,411)
Shares for calculating basic EPS	59,908	60,106	60,351
Effect of dilutive restricted common stock	20	24	82
Shares for calculating diluted EPS	59,928	60,130	60,433
Net earnings per share:
Basic	$4.00	$2.91	$2.41
Diluted	$4.00	$2.91	$2.40

No options were excluded from the computation of diluted EPS for 2020, 2019, or 2018.

USE OF ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. We believe our estimates to be reasonable; however, actual results could differ from these estimates.